Revenue from Contracts with Customers - Summary of Contract Liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contract With Customer Asset And Liability [Abstract]
Advance from customers	¥ 39,773,738	$ 6,241,367	¥ 34,305,508
Deferred revenue-current	215,147,975	33,761,412	221,314,997
Deferred revenue-non current	314,472,488	49,347,596	361,901,369
Total contract liabilities	¥ 569,394,201	$ 89,350,375	¥ 617,521,874